SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Segment reporting (Details)		6 Months Ended	12 Months Ended
	May 14, 2024	Apr. 30, 2024 segment	Oct. 31, 2023 segment
Segment Reporting
Reportable business segments		1	1
Reverse Stock Split
Reverse stock split ratio	5